Income Taxes (Continuing Operations Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Income (loss) from continuing operations before income taxes, United States	$ (20.4)	$ 37.4	$ 25.9
Income (loss) from continuing operations before income taxes, Foreign	226.4	185.5	192.3
Income from continuing operations before income taxes	206.0	222.9	218.2
Continuing operations provision for income taxes, Current, United States	2.8	8.7	(6.7)
Continuing operations provision for income taxes, Current, Foreign	43.8	75.4	45.8
Continuing operations provision for income taxes, Current, State and local	0.2	0.3	(0.4)
Continuing operations provision for income taxes, Current, Total	46.8	84.4	38.7
Continuing operations provision for income taxes, Deferred, Foreign	18.0	(25.6)	3.6
Total continuing operations provision for income taxes	$ 64.8	$ 58.8	$ 42.3